Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes
Income Taxes

(10) Income Taxes

On December 22, 2017, a comprehensive U.S. tax reform, the Tax Cuts and Jobs Act, was enacted. As a result, deferred tax assets and liabilities as at December 31, 2017, were remeasured using the reduced U.S. federal corporate income tax rate of 21% (previously 35%). Besides that, the one-time transition tax for the mandatory income inclusion on accumulated foreign earnings was taken into account.

Tax Expense According to Region

€ millions	2017	2016	2015
Current tax expense
Germany	922	853	859
Foreign	716	537	408
Total current tax expense	1,638	1,390	1,267
Deferred tax income
Germany	–584	–38	–74
Foreign	–84	–123	–258
Total deferred tax income	–668	–161	–332
Total income tax expense	970	1,229	935

Major Components of Tax Expense

€ millions	2017	2016	2015
Current tax expense/income
Tax expense for current year	1,623	1,412	1,278
Taxes for prior years	15	–22	–11
Total current tax expense	1,638	1,390	1,267
Deferred tax expense/income
Origination and reversal of temporary differences	–891	–403	–428
Unused tax losses, research and development tax credits, and foreign tax credits	223	242	96
Total deferred tax income	–668	–161	–332
Total income tax expense	970	1,229	935

The increase in current tax expense and deferred tax income mainly results from an intra-group transfer of intellectual property rights to SAP SE.

Total deferred tax income includes a benefit of €227 million (2016: expense of €3 million; 2015: expense of €12 million) related to changes in tax laws and tax rates, mainly due to the U.S. tax reform.

Total deferred tax income also includes an expense of €120 million (2016: benefit of €8 million; 2015: benefit of €11 million) related to the write-down of previously recognized deferred tax assets which are partly offset by the reversal of a previous write-down of deferred tax assets.

Profit Before Tax

€ millions	2017	2016	2015
Germany	2,785	3,109	3,161
Foreign	2,241	1,754	830
Total	5,026	4,863	3,991

The following table reconciles the expected income tax expense, computed by applying our combined German tax rate of 26.4% (2016: 26.4%; 2015: 26.4%), to the actual income tax expense. Our 2017 combined German tax rate includes a corporate income tax rate of 15.0% (2016: 15.0%; 2015: 15.0%), plus a solidarity surcharge of 5.5% (2016: 5.5%; 2015: 5.5%) thereon, and trade taxes of 10.6% (2016: 10.6%; 2015: 10.6%).

Relationship Between Tax Expense and Profit Before Tax

€ millions, unless otherwise stated	2017	2016	2015
Profit before tax	5,026	4,863	3,991
Tax expense at applicable tax rate of 26.4% (2016: 26.4%; 2015: 26.4%)	1,326	1,284	1,055
Tax effect of:
Foreign tax rates	–402	–105	–126
Changes in tax laws and tax rates	–212	3	12
Non-deductible expenses	82	78	61
Tax exempt income	–95	–106	–103
Withholding taxes	131	112	115
Research and development and foreign tax credits	–26	–36	–31
Prior-year taxes	–39	–43	–55
Reassessment of deferred tax assets, research and development tax credits, and foreign tax credits	185	43	43
Other	20	–1	–36
Total income tax expense	970	1,229	935
Effective tax rate (in %)	19.3	25.3	23.4

Recognized Deferred Tax Assets and Liabilities

€ millions	2017	2016
Deferred tax assets
Intangible assets	563	81
Property, plant, and equipment	10	32
Other financial assets	12	18
Trade and other receivables	57	72
Pension provisions	112	108

Recognized Deferred Tax Assets and Liabilities

€ millions	2017	2016
Share-based payments	164	207
Other provisions and obligations	408	517
Deferred income	77	118
Carryforwards of unused tax losses	187	378
Research and development and foreign tax credits	166	235
Other	75	102
Total deferred tax assets	1,831	1,868
Deferred tax liabilities
Intangible assets	617	1,162
Property, plant, and equipment	92	66
Other financial assets	104	158
Trade and other receivables	125	125
Pension provisions	9	7
Share-based payments	1	3
Other provisions and obligations	29	122
Deferred income	22	39
Other	50	26
Total deferred tax liabilities	1,049	1,708
Total deferred tax assets, net	782	160

The increase in deferred tax assets for intangible assets mainly results from an intra-group transfer of intellectual property rights to SAP SE.

The decrease in deferred tax liabilities for intangible assets mainly results from the remeasurement due to the U.S. tax reform.

Items Not Resulting in a Deferred Tax Asset

€ millions	2017	2016	2015
Unused tax losses
Not expiring	375	338	279
Expiring in the following year	9	32	95
Expiring after the following year	535	649	704
Total unused tax losses	919	1,019	1,078
Deductible temporary differences	524	33	122
Unused research and development and foreign tax credits
Not expiring	38	33	34
Expiring in the following year	2	1	0
Expiring after the following year	34	30	20
Total unused tax credits	74	64	54

€263 million (2016: €309 million; 2015: €429 million) of the unused tax losses relate to U.S. state tax loss carryforwards.

In 2017, subsidiaries that suffered a tax loss in either the current or the preceding period recognized deferred tax assets in excess of deferred tax liabilities amounting to €79 million (2016: €189 million; 2015: €129 million), because it is probable that sufficient future taxable profit will be available to allow the benefit of the deferred tax assets to be utilized.

We have not recognized a deferred tax liability on approximately €13.21 billion (2016: €10.81 billion) for undistributed profits of our subsidiaries, because we are in a position to control the timing of the reversal of the temporary difference and it is probable that such differences will not reverse in the foreseeable future.

Total Income Taxes

€ millions	2017	2016	2015
Income taxes recorded in profit	970	1,229	935
Income taxes recorded in share premium	–4	–5	–14
Income taxes recorded in other comprehensive income that will not be reclassified to profit and loss
Remeasurements on defined benefit pension plans	7	–2	–2
Income taxes recorded in other comprehensive income that will be reclassified to profit and loss
Available-for-sale financial assets	–1	–1	2
Cash flow hedges	10	–4	4
Exchange differences	2	25	–16
Total	984	1,242	909

We are subject to ongoing tax audits by domestic and foreign tax authorities. Currently, we are in dispute mainly with the German and only a few foreign tax authorities. The German dispute is in respect of intercompany financing matters and certain secured capital investments, while the few foreign disputes are in respect of intercompany financing matters and the deductibility of intercompany royalty payments and intercompany services. In all cases, we expect that a favorable outcome can only be achieved through litigation. For all of these matters, we have not recorded a provision as we believe that the tax authorities’ claims have no merit and that no adjustment is warranted. If, contrary to our view, the tax authorities were to prevail in their arguments before the court, we would expect to have an additional tax expense (including related interest expenses and penalties) of approximately €1,884 million (2016: €1,749 million) in total.